Property, Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment Based on Cash Generating Units (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 74,189	€ 84,517	€ 84,431
Italian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	29,279	30,108
Romanian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,856	18,769
Brazilian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,862	3,524
Chinese upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,353	1,419
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 21,839	€ 30,697